Short-Term Investment	12 Months Ended
Dec. 31, 2022
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENT

3. SHORT-TERM INVESTMENT

The following tables presents the Group's short-term investments:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Trading securities	129,946	80,368	11,652
Held-to-maturity debt securities	63,726	20,000	2,900
	193,672	100,368	14,552

The Group’s short-term investments include wealth management products classified as trading securities and structured notes with maturity of more than three months classified as held-to-maturity debt securities. During the years ended December 31, 2020, 2021 and 2022, the Group recorded interest income from its held-to-maturity debt securities of nil, RMB350 and RMB527 (US$76), and recorded changes in fair value of financial instruments from its trading securities of nil, RMB8,341 and RMB1,363 (US$198) in the consolidated statements of comprehensive (loss) income, respectively.